UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS PROVIDED BY/ (USED IN), OPERATING ACTIVITIES
Loss before tax	$ (77,758)	$ (310,811)
Adjustments for:
Finance income	(30,919)	(18,765)
Finance costs	10,959	10,298
Provision for inventory reserve	6,425	577
Depreciation of property, plant and equipment	5,576	5,303
Loss on disposal of property, plant and equipment	2	141
Amortization of intangible assets	1,251	943
Depreciation of right-of-use assets	4,264	3,683
Fair value loss of warrant liability	0	85,750
Fair value gains on financial assets measured at fair value through profit or loss	(201)	(756)
Increase in contract liabilities (current)	23,708	0
Decrease in contract liabilities (non-current)	(44,175)	0
Foreign currency exchange (gain)/loss, net	(60,704)	7,020
Equity-settled share-based compensation expense	40,442	22,714
Deferred government grant	(293)	(360)
Cash flows provided by (used in) operations before changes in working capital	(121,423)	(194,263)
Decrease/(increase) in trade receivables	86,977	(14,974)
Increase in prepayments, other receivables and other assets	(30,341)	(6,514)
Increase in other non-current assets	(112)	0
Increase in collaboration inventories	(5,862)	(5,419)
Government grant received	85	0
Increase/(decrease) in trade payables	19,285	(11,349)
Increase/(decrease) in other payables and accruals	47,686	(20,263)
Decrease in other non-current liabilities	(56)	(14)
Increase in pledged deposits, net	(71)	0
Cash used in operations	(3,832)	(252,796)
Interest income received	19,285	16,622
Income tax paid	(847)	0
Interest on lease payments	(739)	(609)
Net cash provided by/(used in) operating activities	13,867	(236,783)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property, plant and equipment	(9,662)	(10,362)
Purchase of intangible assets	0	(38)
Prepayment to collaborator for collaboration assets	(33,695)	(53,018)
Purchase of financial assets measured at fair value through profit or loss	(150,560)	0
Cash receipts of investment income	1,846	4,037
Cash received from withdrawal of financial assets measured at fair value through profit or loss	108,163	0
Addition in time deposits	(2,194,188)	(432,023)
Decrease in time deposits	1,186,317	385,753
Net cash used in investing activities	(1,091,779)	(105,651)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from registered direct offering, net of issuance costs	0	349,278
Proceeds from exercise of warrant by warrant holder, net of issuance cost	0	199,741
Proceeds from issuance of ordinary shares for follow on public offering, net of issuance costs	0	234,410
Proceeds from exercise of share options	3,704	8,513
Principal portion of lease payments	(1,918)	(2,338)
Net cash provided by financing activities	1,786	789,604
NET (DECREASE)/ INCREASE IN CASH AND CASH EQUIVALENTS	(1,076,126)	447,170
Effect of foreign exchange rate changes, net	(334)	12
Cash and cash equivalents at beginning of year	1,277,713	786,031
CASH AND CASH EQUIVALENTS AT END OF PERIOD	201,253	1,233,213
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	1,254,469	1,334,482
Less: Pledged deposits	431	1,246
Time deposits	1,052,785	100,023
Cash and cash equivalents as stated in the statement of financial position	201,253	1,233,213
Cash and cash equivalents as stated in the statement of cash flows	$ 201,253	$ 1,233,213